Borrowings - Effective Weighted-Average Interest Rates of Borrowings (Detail)	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Borrowings [Line Items]
Short-term borrowings	0.61%	0.43%
Long-term borrowings	1.71%	1.34%
Fixed-rate obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings	2.39%	2.04%
Floating-rate obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings	0.91%	0.90%
Index / Equity-linked obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings	1.72%	1.22%